FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Years Ended December 31, 2024 and 2023

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of TFLIC Separate Account C

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise TFLIC Separate Account C (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts

BNY Mellon Sustainable U.S. Equity Initial Shares (1)	Fidelity® VIP Equity-Income Initial Class (1)

BNY Mellon VIF Growth and Income Initial Shares (1)	Fidelity® VIP Government Money Market Initial Class (1)

Calvert VP SRI Balanced (1)	Fidelity® VIP Growth Initial Class (1)

Calvert VP SRI Mid Cap (1)	NVIT Emerging Markets Class D Shares (1)

Columbia - Small Company Growth Class 1 Shares (1)	T. Rowe Price All-Cap Opportunities (1)

CVT EAFE International Index Class I Shares (1)	T. Rowe Price Equity Income Service Class (1)

Dimensional VA Global Bond (1)	T. Rowe Price International Stock (1)

Dimensional VA International Small (1)	TA BlackRock Government Money Market Initial Class (1)

Dimensional VA International Value (1)	TA BlackRock Real Estate Securities Initial Class (1)

Dimensional VA Short-Term Fixed (1)	TA JPMorgan Enhanced Index Initial Class (1)

Dimensional VA U.S. Large Value (1)	TA Multi-Managed Balanced Initial Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Dimensional VA U.S. Targeted Value (1)	TA Small/Mid Cap Value Initial Class (1)

Federated Hermes Fund for U.S. Government Securities II (1)	TA TSW International Equity Initial Class (1)

Federated Hermes Government Money II Service Shares (1)	TA WMC US Growth Initial Class (1)

Federated Hermes High Income Bond II Primary Shares (1)	Wanger Acorn (1)

Federated Hermes Managed Volatility II Primary Shares (1)	Wanger International (1)

Fidelity® VIP Asset Manager Initial Class (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account C indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account C as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Sustainable U.S. Equity Initial Shares	Fidelity® VIP Equity-Income Initial Class
BNY Mellon VIF Growth and Income Initial Shares	Fidelity® VIP Government Money Market Initial Class
Calvert VP EAFE International Index Class I Shares	Fidelity® VIP Growth Initial Class
Calvert VP SRI Balanced	NVIT Emerging Markets Class D Shares
Calvert VP SRI Mid Cap	T. Rowe Price All-Cap Opportunities
Columbia - Small Company Growth Class 1 Shares	T. Rowe Price Equity Income Service Class
DFA VA Global Bond	T. Rowe Price International Stock
DFA VA International Small	TA BlackRock Government Money Market Initial Class
DFA VA International Value	TA BlackRock Real Estate Securities Initial Class
DFA VA Short-Term Fixed	TA JPMorgan Enhanced Index Initial Class
DFA VA U.S. Large Value	TA Multi-Managed Balanced Initial Class
DFA VA U.S. Targeted Value	TA Small/Mid Cap Value Initial Class
Federated Hermes Fund for U.S. Government Securities II	TA TS&W International Equity Initial Class
Federated Hermes Government Money II Service Shares	TA WMC US Growth Initial Class
Federated Hermes High Income Bond II Primary Shares	Wanger Acorn
Federated Hermes Managed Volatility II Primary Shares	Wanger International
Fidelity® VIP Asset Manager Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account C since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Sustainable U.S. Equity Initial Shares	0.195	$7	$11	$(11)	$-	-	$57.694387	$57.694387
BNY Mellon VIF Growth and Income Initial Shares	1,295.593	36,834	48,559	1	48,560	739	65.749855	65.749855
Calvert VP SRI Balanced	49,652.258	103,715	136,047	(19)	136,028	3,315	41.038024	41.038024
Calvert VP SRI Mid Cap	3,020.771	75,436	83,917	(1)	83,916	1,819	46.127894	46.127894
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-	76.555271	76.555271
CVT EAFE International Index Class I Shares	0.032	3	3	(3)	-	-	1.622543	1.622543
Dimensional VA Global Bond	12,471.003	131,513	121,468	(1)	121,467	5,492	22.115641	22.115641
Dimensional VA International Small	2.065	27	24	(24)	-	-	50.405036	50.405036
Dimensional VA International Value	5,455.465	59,353	74,467	-	74,467	1,660	44.868694	44.868694
Dimensional VA Short-Term Fixed	3,389.695	34,591	34,134	2	34,136	2,083	16.391037	16.391037
Dimensional VA U.S. Large Value	1,491.276	42,387	48,541	2	48,543	606	80.149610	80.149610
Dimensional VA U.S. Targeted Value	309.059	6,544	6,975	-	6,975	53	130.826187	130.826187
Federated Hermes Fund for U.S. Government Securities II	0.704	6	6	(6)	-	-	20.181697	20.181697
Federated Hermes Government Money II Service Shares	1,646.350	1,646	1,646	(12)	1,634	114	14.374934	14.374934
Federated Hermes High Income Bond II Primary Shares	14,827.063	91,992	84,218	(12)	84,206	2,161	38.970092	38.970092
Federated Hermes Managed Volatility II Primary Shares	912.734	9,335	9,301	(13)	9,288	264	35.197145	35.197145
Fidelity® VIP Asset Manager Initial Class	838.396	12,961	13,792	(4)	13,788	411	33.546361	33.546361
Fidelity® VIP Equity-Income Initial Class	881.186	20,300	23,431	(3)	23,428	430	54.453972	54.453972
Fidelity® VIP Government Money Market Initial Class	33,079.250	33,079	33,079	3	33,082	2,635	12.552555	12.552555
Fidelity® VIP Growth Initial Class	429.257	32,006	41,612	20	41,632	383	108.760037	108.760037
NVIT Emerging Markets Class D Shares	597.867	6,110	6,457	-	6,457	564	11.448549	11.448549
T. Rowe Price All-Cap Opportunities	1,042.840	32,113	39,982	(1)	39,981	389	102.690146	102.690146
T. Rowe Price Equity Income Service Class	1,418.542	34,987	40,329	(1)	40,328	707	57.027132	57.027132
T. Rowe Price International Stock	2,098.292	30,239	31,390	11	31,401	1,391	22.573301	22.573301
TA BlackRock Government Money Market Initial Class	3.700	4	4	(4)	-	-	0.993674	0.993674
TA BlackRock Real Estate Securities Initial Class	3,614.487	36,808	34,844	-	34,844	698	49.888545	49.888545
TA JPMorgan Enhanced Index Initial Class	5,814.473	125,780	166,119	(6)	166,113	2,166	76.706199	76.706199
TA Multi-Managed Balanced Initial Class	11,590.431	166,443	192,401	(1)	192,400	53,942	3.566806	3.566806
TA Small/Mid Cap Value Initial Class	2,021.610	39,225	40,068	1	40,069	311	128.789072	128.789072
TA TSW International Equity Initial Class	2,009.794	26,247	29,182	7	29,189	1,207	24.174494	24.174494
TA WMC US Growth Initial Class	763.050	28,247	32,094	1	32,095	551	58.280469	58.280469
Wanger Acorn	4,328.432	73,382	65,879	2	65,881	630	104.605879	104.605879
Wanger International	8,228.187	222,266	151,728	(1)	151,727	2,329	65.132975	65.132975

See accompanying notes.	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
BNY Mellon Sustainable U.S. Equity Initial Shares	$-	$-	$-
BNY Mellon VIF Growth and Income Initial Shares	48,560	-	48,560
Calvert VP SRI Balanced	136,028	-	136,028
Calvert VP SRI Mid Cap	83,916	-	83,916
Columbia - Small Company Growth Class 1 Shares	-	-	-
CVT EAFE International Index Class I Shares	-	-	-
Dimensional VA Global Bond	121,467	-	121,467
Dimensional VA International Small	-	-	-
Dimensional VA International Value	74,467	-	74,467
Dimensional VA Short-Term Fixed	34,136	-	34,136
Dimensional VA U.S. Large Value	48,543	-	48,543
Dimensional VA U.S. Targeted Value	6,975	-	6,975
Federated Hermes Fund for U.S. Government Securities II	-	-	-
Federated Hermes Government Money II Service Shares	-	1,634	1,634
Federated Hermes High Income Bond II Primary Shares	84,206	-	84,206
Federated Hermes Managed Volatility II Primary Shares	9,288	-	9,288
Fidelity® VIP Asset Manager Initial Class	13,788	-	13,788
Fidelity® VIP Equity-Income Initial Class	23,428	-	23,428
Fidelity® VIP Government Money Market Initial Class	33,082	-	33,082
Fidelity® VIP Growth Initial Class	41,632	-	41,632
NVIT Emerging Markets Class D Shares	6,457	-	6,457
T. Rowe Price All-Cap Opportunities	39,981	-	39,981
T. Rowe Price Equity Income Service Class	40,328	-	40,328
T. Rowe Price International Stock	31,401	-	31,401
TA BlackRock Government Money Market Initial Class	-	-	-
TA BlackRock Real Estate Securities Initial Class	34,844	-	34,844
TA JPMorgan Enhanced Index Initial Class	166,113	-	166,113
TA Multi-Managed Balanced Initial Class	167,532	24,868	192,400
TA Small/Mid Cap Value Initial Class	-	40,069	40,069
TA TSW International Equity Initial Class	29,189	-	29,189
TA WMC US Growth Initial Class	10,221	21,874	32,095
Wanger Acorn	41,685	24,196	65,881
Wanger International	151,727	-	151,727

See accompanying notes.	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount	Calvert VP SRI Balanced Subaccount	Calvert VP SRI Mid Cap Subaccount

Net Assets as of December 31, 2022:	$53,675	$32,131	$163,018	$171,511

Investment Income:
Reinvested Dividends	425	239	1,718	141
Investment Expense:
Mortality and Expense Risk and Administrative Charges	264	502	1,782	1,514
Net Investment Income (Loss)	161	(263)	(64)	(1,373)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,829	3,842	412	-
Realized Gain (Loss) on Investments	4,464	133	12,714	(32,360)
Net Realized Capital Gains (Losses) on Investments	11,293	3,975	13,126	(32,360)
Net Change in Unrealized Appreciation (Depreciation)	(8,362)	4,300	5,201	45,726
Net Gain (Loss) on Investment	2,931	8,275	18,327	13,366

Net Increase (Decrease) in Net Assets Resulting from Operations	3,092	8,012	18,263	11,993

Increase (Decrease) in Net Assets from Contract Transactions	(56,767)	(9)	(65,941)	(106,290)

Total Increase (Decrease) in Net Assets	(53,675)	8,003	(47,678)	(94,297)

Net Assets as of December 31, 2023:	$-	$40,134	$115,340	$77,214

Investment Income:
Reinvested Dividends	-	245	2,224	100
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	631	1,784	1,140
Net Investment Income (Loss)	-	(386)	440	(1,040)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,220	2,292	787
Realized Gain (Loss) on Investments	-	236	584	(198)
Net Realized Capital Gains (Losses) on Investments	-	2,456	2,876	589
Net Change in Unrealized Appreciation (Depreciation)	2	6,366	17,393	7,164
Net Gain (Loss) on Investment	2	8,822	20,269	7,753

Net Increase (Decrease) in Net Assets Resulting from Operations	2	8,436	20,709	6,713

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(10)	(21)	(11)

Total Increase (Decrease) in Net Assets	-	8,426	20,688	6,702

Net Assets as of December 31, 2024:	$-	$48,560	$136,028	$83,916

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Columbia - Small Company Growth Class 1 Shares Subaccount	CVT EAFE International Index Class I Shares Subaccount	Dimensional VA Global Bond Subaccount	Dimensional VA International Small Subaccount

Net Assets as of December 31, 2022:	$-	$38,953	$114,385	$5,032

Investment Income:
Reinvested Dividends	-	-	4,666	170
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	197	754	34
Net Investment Income (Loss)	-	(197)	3,912	136

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	8,493	(67)	11
Net Realized Capital Gains (Losses) on Investments	-	8,493	(67)	11
Net Change in Unrealized Appreciation (Depreciation)	-	(4,318)	1,161	528
Net Gain (Loss) on Investment	-	4,175	1,094	539

Net Increase (Decrease) in Net Assets Resulting from Operations	-	3,978	5,006	675

Increase (Decrease) in Net Assets from Contract Transactions	-	(42,931)	(23)	(5)

Total Increase (Decrease) in Net Assets	-	(38,953)	4,983	670

Net Assets as of December 31, 2023:	$-	$-	$119,368	$5,702

Investment Income:
Reinvested Dividends	-	-	5,835	1
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	781	13
Net Investment Income (Loss)	-	-	5,054	(12)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1
Realized Gain (Loss) on Investments	-	-	(327)	400
Net Realized Capital Gains (Losses) on Investments	-	-	(327)	401
Net Change in Unrealized Appreciation (Depreciation)	-	-	784	(200)
Net Gain (Loss) on Investment	-	-	457	201

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	5,511	189

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(3,412)	(5,891)

Total Increase (Decrease) in Net Assets	-	-	2,099	(5,702)

Net Assets as of December 31, 2024:	$-	$-	$121,467	$-

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Dimensional VA International Value Subaccount	Dimensional VA Short-Term Fixed Subaccount	Dimensional VA U.S. Large Value Subaccount	Dimensional VA U.S. Targeted Value Subaccount

Net Assets as of December 31, 2022:	$62,647	$34,960	$43,576	$344,830

Investment Income:
Reinvested Dividends	3,322	1,377	1,030	203
Investment Expense:
Mortality and Expense Risk and Administrative Charges	441	230	287	435
Net Investment Income (Loss)	2,881	1,147	743	(232)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	663	-	628	902
Realized Gain (Loss) on Investments	122	(1)	67	82,735
Net Realized Capital Gains (Losses) on Investments	785	(1)	695	83,637
Net Change in Unrealized Appreciation (Depreciation)	7,045	360	3,009	(54,881)
Net Gain (Loss) on Investment	7,830	359	3,704	28,756

Net Increase (Decrease) in Net Assets Resulting from Operations	10,711	1,506	4,447	28,524

Increase (Decrease) in Net Assets from Contract Transactions	(16)	(8)	(9)	(359,102)

Total Increase (Decrease) in Net Assets	10,695	1,498	4,438	(330,578)

Net Assets as of December 31, 2023:	$73,342	$36,458	$48,014	$14,252

Investment Income:
Reinvested Dividends	2,995	1,641	989	96
Investment Expense:
Mortality and Expense Risk and Administrative Charges	494	226	320	61
Net Investment Income (Loss)	2,501	1,415	669	35

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,546	-	4,981	469
Realized Gain (Loss) on Investments	1,252	2	1,662	685
Net Realized Capital Gains (Losses) on Investments	2,798	2	6,643	1,154
Net Change in Unrealized Appreciation (Depreciation)	(901)	215	(1,487)	(617)
Net Gain (Loss) on Investment	1,897	217	5,156	537

Net Increase (Decrease) in Net Assets Resulting from Operations	4,398	1,632	5,825	572

Increase (Decrease) in Net Assets from Contract Transactions	(3,273)	(3,954)	(5,296)	(7,849)

Total Increase (Decrease) in Net Assets	1,125	(2,322)	529	(7,277)

Net Assets as of December 31, 2024:	$74,467	$34,136	$48,543	$6,975

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Federated Hermes Fund for U.S. Government Securities II Subaccount	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2022:	$185,784	$17,994	$77,545	$21,207

Investment Income:
Reinvested Dividends	152	776	4,682	399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	222	113	525	137
Net Investment Income (Loss)	(70)	663	4,157	262

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(36,415)	-	(128)	(86)
Net Realized Capital Gains (Losses) on Investments	(36,415)	-	(128)	(86)
Net Change in Unrealized Appreciation (Depreciation)	36,910	-	5,268	1,424
Net Gain (Loss) on Investment	495	-	5,140	1,338

Net Increase (Decrease) in Net Assets Resulting from Operations	425	663	9,297	1,600

Increase (Decrease) in Net Assets from Contract Transactions	(179,953)	(2,621)	(14)	(1,107)

Total Increase (Decrease) in Net Assets	(179,528)	(1,958)	9,283	493

Net Assets as of December 31, 2023:	$6,256	$16,036	$86,828	$21,700

Investment Income:
Reinvested Dividends	219	397	4,850	454
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14	55	549	114
Net Investment Income (Loss)	205	342	4,301	340

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,010)	-	(1,704)	(376)
Net Realized Capital Gains (Losses) on Investments	(1,010)	-	(1,704)	(376)
Net Change in Unrealized Appreciation (Depreciation)	640	-	1,910	2,496
Net Gain (Loss) on Investment	(370)	-	206	2,120

Net Increase (Decrease) in Net Assets Resulting from Operations	(165)	342	4,507	2,460

Increase (Decrease) in Net Assets from Contract Transactions	(6,091)	(14,744)	(7,129)	(14,872)

Total Increase (Decrease) in Net Assets	(6,256)	(14,402)	(2,622)	(12,412)

Net Assets as of December 31, 2024:	$-	$1,634	$84,206	$9,288

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Asset Manager Initial Class Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$11,576	$18,883	$30,870	$24,110

Investment Income:
Reinvested Dividends	290	379	1,499	37
Investment Expense:
Mortality and Expense Risk and Administrative Charges	168	267	434	389
Net Investment Income (Loss)	122	112	1,065	(352)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	129	569	-	1,342
Realized Gain (Loss) on Investments	(6)	17	-	195
Net Realized Capital Gains (Losses) on Investments	123	586	-	1,537
Net Change in Unrealized Appreciation (Depreciation)	1,073	1,026	-	7,092
Net Gain (Loss) on Investment	1,196	1,612	-	8,629

Net Increase (Decrease) in Net Assets Resulting from Operations	1,318	1,724	1,065	8,277

Increase (Decrease) in Net Assets from Contract Transactions	(4)	(6)	(9)	(1)

Total Increase (Decrease) in Net Assets	1,314	1,718	1,056	8,276

Net Assets as of December 31, 2023:	$12,890	$20,601	$31,926	$32,386

Investment Income:
Reinvested Dividends	335	410	1,618	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	189	317	454	539
Net Investment Income (Loss)	146	93	1,164	(539)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85	1,335	-	8,694
Realized Gain (Loss) on Investments	11	55	-	337
Net Realized Capital Gains (Losses) on Investments	96	1,390	-	9,031
Net Change in Unrealized Appreciation (Depreciation)	658	1,350	-	762
Net Gain (Loss) on Investment	754	2,740	-	9,793

Net Increase (Decrease) in Net Assets Resulting from Operations	900	2,833	1,164	9,254

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(6)	(8)	(8)

Total Increase (Decrease) in Net Assets	898	2,827	1,156	9,246

Net Assets as of December 31, 2024:	$13,788	$23,428	$33,082	$41,632

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	NVIT Emerging Markets Class D Shares Subaccount	T. Rowe Price All-Cap Opportunities Subaccount	T. Rowe Price Equity Income Service Class Subaccount	T. Rowe Price International Stock Subaccount

Net Assets as of December 31, 2022:	$5,947	$25,482	$33,907	$26,915

Investment Income:
Reinvested Dividends	87	74	720	293
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39	400	474	402
Net Investment Income (Loss)	48	(326)	246	(109)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,134	1,490	-
Realized Gain (Loss) on Investments	1	104	121	4
Net Realized Capital Gains (Losses) on Investments	1	2,238	1,611	4
Net Change in Unrealized Appreciation (Depreciation)	137	5,015	866	4,043
Net Gain (Loss) on Investment	138	7,253	2,477	4,047

Net Increase (Decrease) in Net Assets Resulting from Operations	186	6,927	2,723	3,938

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(7)	(10)	(7)

Total Increase (Decrease) in Net Assets	185	6,920	2,713	3,931

Net Assets as of December 31, 2023:	$6,132	$32,402	$36,620	$30,846

Investment Income:
Reinvested Dividends	87	28	729	305
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42	524	554	449
Net Investment Income (Loss)	45	(496)	175	(144)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,364	2,622	789
Realized Gain (Loss) on Investments	3	209	181	50
Net Realized Capital Gains (Losses) on Investments	3	4,573	2,803	839
Net Change in Unrealized Appreciation (Depreciation)	277	3,512	739	(133)
Net Gain (Loss) on Investment	280	8,085	3,542	706

Net Increase (Decrease) in Net Assets Resulting from Operations	325	7,589	3,717	562

Increase (Decrease) in Net Assets from Contract Transactions	-	(10)	(9)	(7)

Total Increase (Decrease) in Net Assets	325	7,579	3,708	555

Net Assets as of December 31, 2024:	$6,457	$39,981	$40,328	$31,401

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount

Net Assets as of December 31, 2022:	$1,922	$30,770	$131,998	$141,313

Investment Income:
Reinvested Dividends	28	1,890	986	2,431
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9	203	801	985
Net Investment Income (Loss)	19	1,687	185	1,446

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	5,673	5,137
Realized Gain (Loss) on Investments	-	(16)	(585)	69
Net Realized Capital Gains (Losses) on Investments	-	(16)	5,088	5,206
Net Change in Unrealized Appreciation (Depreciation)	-	2,204	24,230	18,663
Net Gain (Loss) on Investment	-	2,188	29,318	23,869

Net Increase (Decrease) in Net Assets Resulting from Operations	19	3,875	29,503	25,315

Increase (Decrease) in Net Assets from Contract Transactions	(1,941)	(4)	(26,902)	(1,377)

Total Increase (Decrease) in Net Assets	(1,922)	3,871	2,601	23,938

Net Assets as of December 31, 2023:	$-	$34,641	$134,599	$165,251

Investment Income:
Reinvested Dividends	-	760	1,027	3,606
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	227	1,003	1,173
Net Investment Income (Loss)	-	533	24	2,433

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	5,061	7,859
Realized Gain (Loss) on Investments	-	(3)	281	2,581
Net Realized Capital Gains (Losses) on Investments	-	(3)	5,342	10,440
Net Change in Unrealized Appreciation (Depreciation)	-	(324)	26,168	10,170
Net Gain (Loss) on Investment	-	(327)	31,510	20,610

Net Increase (Decrease) in Net Assets Resulting from Operations	-	206	31,534	23,043

Increase (Decrease) in Net Assets from Contract Transactions	-	(3)	(20)	4,106

Total Increase (Decrease) in Net Assets	-	203	31,514	27,149

Net Assets as of December 31, 2024:	$-	$34,844	$166,113	$192,400

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Small/Mid Cap Value Initial Class Subaccount	TA TSW International Equity Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2022:	$36,702	$26,793	$11,375	$38,400

Investment Income:
Reinvested Dividends	388	314	5	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233	186	87	272
Net Investment Income (Loss)	155	128	(82)	(272)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,571	-	383	-
Realized Gain (Loss) on Investments	(186)	20	(299)	(1,899)
Net Realized Capital Gains (Losses) on Investments	3,385	20	84	(1,899)
Net Change in Unrealized Appreciation (Depreciation)	293	3,797	4,609	10,192
Net Gain (Loss) on Investment	3,678	3,817	4,693	8,293

Net Increase (Decrease) in Net Assets Resulting from Operations	3,833	3,945	4,611	8,021

Increase (Decrease) in Net Assets from Contract Transactions	(6,390)	(3)	(910)	(1,048)

Total Increase (Decrease) in Net Assets	(2,557)	3,942	3,701	6,973

Net Assets as of December 31, 2023:	$34,145	$30,735	$15,076	$45,373

Investment Income:
Reinvested Dividends	380	876	3	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	212	198	153	362
Net Investment Income (Loss)	168	678	(150)	(362)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,270	-	2,711	-
Realized Gain (Loss) on Investments	(178)	481	(229)	207
Net Realized Capital Gains (Losses) on Investments	1,092	481	2,482	207
Net Change in Unrealized Appreciation (Depreciation)	2,227	(317)	2,499	7,672
Net Gain (Loss) on Investment	3,319	164	4,981	7,879

Net Increase (Decrease) in Net Assets Resulting from Operations	3,487	842	4,831	7,517

Increase (Decrease) in Net Assets from Contract Transactions	2,437	(2,388)	12,188	12,991

Total Increase (Decrease) in Net Assets	5,924	(1,546)	17,019	20,508

Net Assets as of December 31, 2024:	$40,069	$29,189	$32,095	$65,881

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

Wanger International Subaccount

Net Assets as of December 31, 2022:	$150,095

Investment Income:
Reinvested Dividends	518
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,041
Net Investment Income (Loss)	(523)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(2,548)
Net Realized Capital Gains (Losses) on Investments	(2,548)
Net Change in Unrealized Appreciation (Depreciation)	27,064
Net Gain (Loss) on Investment	24,516

Net Increase (Decrease) in Net Assets Resulting from Operations	23,993

Increase (Decrease) in Net Assets from Contract Transactions	(2,266)

Total Increase (Decrease) in Net Assets	21,727

Net Assets as of December 31, 2023:	$171,822

Investment Income:
Reinvested Dividends	2,275
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,068
Net Investment Income (Loss)	1,207

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(3,945)
Net Realized Capital Gains (Losses) on Investments	(3,945)
Net Change in Unrealized Appreciation (Depreciation)	(12,171)
Net Gain (Loss) on Investment	(16,116)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,909)

Increase (Decrease) in Net Assets from Contract Transactions	(5,186)

Total Increase (Decrease) in Net Assets	(20,095)

Net Assets as of December 31, 2024:	$151,727

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

1. Organization

TFLIC Separate Account C (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s EdgeSM Variable Annuity (NY), PrismSM Variable Annuity (NY), and MarqueeSM Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

BNY Mellon Funds	BNY Mellon Funds

BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Initial Shares

BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares

Calvert Variable Series, Inc.	Calvert Variable Series, Inc.

Calvert VP SRI Balanced	Calvert VP SRI Balanced Portfolio

Calvert VP SRI Mid Cap	Calvert VP SRI Mid-Cap Portfolio

Columbia Funds Variable Insurance Trust - Class 1 Shares	Columbia Funds Variable Insurance Trust

Columbia - Small Company Growth Class 1 Shares	Columbia Variable Portfolio-Small Company Growth Fund

Calvert Variable Trust, Inc.	Calvert Variable Trust, Inc.

CVT EAFE International Index Class I Shares	CVT EAFE International Index Portfolio Class I Shares

DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.

Dimensional VA Global Bond	Dimensional VA Global Bond Portfolio

Dimensional VA International Small	Dimensional VA International Small Portfolio

Dimensional VA International Value	Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed	Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value	Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value	Dimensional VA U.S. Targeted Value Portfolio

Federated Insurance Series	Federated Insurance Series

Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares

Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond Fund II Primary Shares

Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility Fund II Primary Shares

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class

Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class

Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class

Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust

NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares

17

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

T. Rowe Price, Inc.	T. Rowe Price, Inc.

T. Rowe Price All-Cap Opportunities	T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class

T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio

Transamerica Series Trust	Transamerica Series Trust

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class

TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class

TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class

TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class

TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class

TA WMC US Growth Initial Class	Transamerica WMC Diversified Growth VP Initial Class

Wanger Advisors Trust	Wanger Advisors Trust

Wanger Acorn	Wanger Acorn

Wanger International	Wanger International

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly

CVT EAFE International Index Class I Shares	Calvert VP EAFE International Index Class I Shares

Dimensional VA Global Bond	DFA VA Global Bond

Dimensional VA International Small	DFA VA International Small

Dimensional VA International Value	DFA VA International Value

Dimensional VA Short-Term Fixed	DFA VA Short-Term Fixed

Dimensional VA U.S. Large Value	DFA VA U.S. Large Value

Dimensional VA U.S. Targeted Value	DFA VA U.S. Targeted Value

TA TSW International Equity Initial Class	TA TS&W International Equity Initial Class

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Sustainable U.S. Equity Initial Shares	$-	$-
BNY Mellon VIF Growth and Income Initial Shares	2,465	641
Calvert VP SRI Balanced	4,516	1,802
Calvert VP SRI Mid Cap	888	1,152
Columbia - Small Company Growth Class 1 Shares	-	-
CVT EAFE International Index Class I Shares	-	-
Dimensional VA Global Bond	5,835	4,193
Dimensional VA International Small	1	5,903
Dimensional VA International Value	4,541	3,767
Dimensional VA Short-Term Fixed	1,641	4,181
Dimensional VA U.S. Large Value	5,970	5,615
Dimensional VA U.S. Targeted Value	565	7,910
Federated Hermes Fund for U.S. Government Securities II	219	6,105
Federated Hermes Government Money II Service Shares	9,972	24,356
Federated Hermes High Income Bond II Primary Shares	4,850	7,678
Federated Hermes Managed Volatility II Primary Shares	13,280	27,810
Fidelity® VIP Asset Manager Initial Class	420	192
Fidelity® VIP Equity-Income Initial Class	1,745	322
Fidelity® VIP Government Money Market Initial Class	1,618	462
Fidelity® VIP Growth Initial Class	8,694	548
NVIT Emerging Markets Class D Shares	88	43
T. Rowe Price All-Cap Opportunities	4,392	533
T. Rowe Price Equity Income Service Class	3,351	563
T. Rowe Price International Stock	1,093	456
TA BlackRock Government Money Market Initial Class	-	-
TA BlackRock Real Estate Securities Initial Class	760	231
TA JPMorgan Enhanced Index Initial Class	6,088	1,022
TA Multi-Managed Balanced Initial Class	29,041	14,642
TA Small/Mid Cap Value Initial Class	29,182	25,308
TA TSW International Equity Initial Class	877	2,586
TA WMC US Growth Initial Class	17,715	2,966
Wanger Acorn	16,016	3,387
Wanger International	2,275	6,254

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BNY Mellon Sustainable U.S. Equity Initial Shares	-	-	-	-	(1,399)	(1,399)

BNY Mellon VIF Growth and Income Initial Shares	-	-	-	-	-	-

Calvert VP SRI Balanced	-	-	-	-	(2,083)	(2,083)

Calvert VP SRI Mid Cap	-	-	-	-	(2,631)	(2,631)

Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-

CVT EAFE International Index Class I Shares	-	-	-	-	(28,362)	(28,362)

Dimensional VA Global Bond	-	(159)	(159)	-	(1)	(1)

Dimensional VA International Small	-	(117)	(117)	-	-	-

Dimensional VA International Value	-	(72)	(72)	-	-	-

Dimensional VA Short-Term Fixed	-	(248)	(248)	-	-	-

Dimensional VA U.S. Large Value	-	(69)	(69)	-	-	-

Dimensional VA U.S. Targeted Value	-	(64)	(64)	-	(3,260)	(3,260)

Federated Hermes Fund for U.S. Government Securities II	-	(310)	(310)	-	(9,212)	(9,212)

Federated Hermes Government Money II Service Shares	671	(1,717)	(1,046)	11	(203)	(192)

Federated Hermes High Income Bond II Primary Shares	-	(191)	(191)	-	(1)	(1)

Federated Hermes Managed Volatility II Primary Shares	363	(807)	(444)	-	(39)	(39)

Fidelity® VIP Asset Manager Initial Class	-	-	-	-	-	-

Fidelity® VIP Equity-Income Initial Class	-	-	-	-	-	-

Fidelity® VIP Government Money Market Initial Class	-	(1)	(1)	-	(1)	(1)

Fidelity® VIP Growth Initial Class	-	-	-	-	-	-

NVIT Emerging Markets Class D Shares	-	-	-	-	-	-

T. Rowe Price All-Cap Opportunities	-	-	-	-	(1)	(1)

T. Rowe Price Equity Income Service Class	-	-	-	-	(1)	(1)

T. Rowe Price International Stock	-	-	-	-	(1)	(1)

TA BlackRock Government Money Market Initial Class	-	-	-	-	(2,072)	(2,072)

TA BlackRock Real Estate Securities Initial Class	-	(1)	(1)	-	-	-

TA JPMorgan Enhanced Index Initial Class	-	-	-	-	(528)	(528)

TA Multi-Managed Balanced Initial Class	5,102	(4,066)	1,036	631	(1,095)	(464)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Small/Mid Cap Value Initial Class	229	(205)	24	27	(84)	(57)

TA TSW International Equity Initial Class	-	(99)	(99)	-	-	-

TA WMC US Growth Initial Class	272	(53)	219	34	(55)	(21)

Wanger Acorn	168	(30)	138	20	(32)	(12)

Wanger International	-	(76)	(76)	-	(36)	(36)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BNY Mellon Sustainable U.S. Equity Initial Shares	$-	$(2)	$(2)	$-	$(56,767)	$(56,767)

BNY Mellon VIF Growth and Income Initial Shares	-	(10)	(10)	-	(9)	(9)

Calvert VP SRI Balanced	-	(21)	(21)	-	(65,941)	(65,941)

Calvert VP SRI Mid Cap	-	(11)	(11)	-	(106,290)	(106,290)

Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-

CVT EAFE International Index Class I Shares	-	-	-	-	(42,931)	(42,931)

Dimensional VA Global Bond	-	(3,412)	(3,412)	-	(23)	(23)

Dimensional VA International Small	-	(5,891)	(5,891)	-	(5)	(5)

Dimensional VA International Value	-	(3,273)	(3,273)	-	(16)	(16)

Dimensional VA Short-Term Fixed	-	(3,954)	(3,954)	-	(8)	(8)

Dimensional VA U.S. Large Value	-	(5,296)	(5,296)	-	(9)	(9)

Dimensional VA U.S. Targeted Value	-	(7,849)	(7,849)	-	(359,102)	(359,102)

Federated Hermes Fund for U.S. Government Securities II	-	(6,091)	(6,091)	-	(179,953)	(179,953)

Federated Hermes Government Money II Service Shares	9,574	(24,318)	(14,744)	143	(2,764)	(2,621)

Federated Hermes High Income Bond II Primary Shares	-	(7,129)	(7,129)	-	(14)	(14)

Federated Hermes Managed Volatility II Primary Shares	12,826	(27,698)	(14,872)	-	(1,107)	(1,107)

Fidelity® VIP Asset Manager Initial Class	-	(2)	(2)	-	(4)	(4)

Fidelity® VIP Equity-Income Initial Class	-	(6)	(6)	-	(6)	(6)

Fidelity® VIP Government Money Market Initial Class	-	(8)	(8)	-	(9)	(9)

Fidelity® VIP Growth Initial Class	-	(8)	(8)	-	(1)	(1)

NVIT Emerging Markets Class D Shares	-	-	-	-	(1)	(1)

T. Rowe Price All-Cap Opportunities	-	(10)	(10)	-	(7)	(7)

T. Rowe Price Equity Income Service Class	-	(9)	(9)	-	(10)	(10)

T. Rowe Price International Stock	-	(7)	(7)	-	(7)	(7)

TA BlackRock Government Money Market Initial Class	-	-	-	-	(1,941)	(1,941)

TA BlackRock Real Estate Securities Initial Class	-	(3)	(3)	-	(4)	(4)

TA JPMorgan Enhanced Index Initial Class	-	(20)	(20)	-	(26,902)	(26,902)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Multi-Managed Balanced Initial Class	$17,578	$(13,472)	$4,106	$1,771	$(3,148)	$(1,377)

TA Small/Mid Cap Value Initial Class	27,535	(25,098)	2,437	2,975	(9,365)	(6,390)

TA TSW International Equity Initial Class	-	(2,388)	(2,388)	-	(3)	(3)

TA WMC US Growth Initial Class	15,001	(2,813)	12,188	1,256	(2,166)	(910)

Wanger Acorn	16,017	(3,026)	12,991	1,646	(2,694)	(1,048)

Wanger International	-	(5,186)	(5,186)	-	(2,266)	(2,266)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2024	-	$57.69	to	$57.69	$-	0.50%	1.40%	to	1.40%	23.16%	to	23.16%
12/31/2023	-	46.85	to	46.85	-	2.29	1.40	to	1.40	22.12	to	22.12
12/31/2022	1,399	38.36	to	38.36	53,675	0.52	1.40	to	1.40	(23.94)	to	(23.94)
12/31/2021	1,399	50.43	to	50.43	70,574	0.74	1.40	to	1.40	25.24	to	25.24
12/31/2020	1,399	40.27	to	40.27	56,355	1.07	1.40	to	1.40	22.43	to	22.43
BNY Mellon VIF Growth and Income Initial Shares
12/31/2024	739	65.75	to	65.75	48,560	0.54	1.40	to	1.40	21.02	to	21.02
12/31/2023	739	54.33	to	54.33	40,134	0.66	1.40	to	1.40	24.94	to	24.94
12/31/2022	739	43.48	to	43.48	32,131	0.80	1.40	to	1.40	(15.99)	to	(15.99)
12/31/2021	739	51.76	to	51.76	38,258	0.48	1.40	to	1.40	23.90	to	23.90
12/31/2020	739	41.78	to	41.78	30,887	0.78	1.40	to	1.40	22.91	to	22.91
Calvert VP SRI Balanced
12/31/2024	3,315	41.04	to	41.04	136,028	1.74	1.40	to	1.40	17.95	to	17.95
12/31/2023	3,315	34.79	to	34.79	115,340	1.34	1.40	to	1.40	15.21	to	15.21
12/31/2022	5,398	30.20	to	30.20	163,018	1.22	1.40	to	1.40	(16.58)	to	(16.58)
12/31/2021	5,399	36.20	to	36.20	195,448	1.18	1.40	to	1.40	13.53	to	13.53
12/31/2020	5,400	31.89	to	31.89	172,179	1.54	1.40	to	1.40	13.67	to	13.67
Calvert VP SRI Mid Cap
12/31/2024	1,819	46.13	to	46.13	83,916	0.12	1.40	to	1.40	8.69	to	8.69
12/31/2023	1,819	42.44	to	42.44	77,214	0.13	1.40	to	1.40	10.10	to	10.10
12/31/2022	4,450	38.54	to	38.54	171,511	-	1.40	to	1.40	(20.60)	to	(20.60)
12/31/2021	4,450	48.54	to	48.54	216,030	0.20	1.40	to	1.40	13.44	to	13.44
12/31/2020	4,451	42.79	to	42.79	190,458	0.45	1.40	to	1.40	10.70	to	10.70
Columbia - Small Company Growth Class 1 Shares
12/31/2024	-	76.56	to	76.56	-	-	0.65	to	0.65	23.31	to	23.31
12/31/2023	-	62.09	to	62.09	-	-	0.65	to	0.65	25.82	to	25.82
12/31/2022	-	49.35	to	49.35	-	-	0.65	to	0.65	(36.18)	to	(36.18)
12/31/2021	-	77.32	to	77.32	-	-	0.65	to	0.65	(3.53)	to	(3.53)
12/31/2020	-	80.15	to	80.15	-	-	0.65	to	0.65	70.02	to	70.02
CVT EAFE International Index Class I Shares
12/31/2024	-	1.62	to	1.62	-	2.56	1.40	to	1.40	1.71	to	1.71
12/31/2023	-	1.60	to	1.60	-	-	1.40	to	1.40	16.15	to	16.15
12/31/2022	28,362	1.37	to	1.37	38,953	3.55	1.40	to	1.40	(15.76)	to	(15.76)
12/31/2021	28,366	1.63	to	1.63	46,246	1.78	1.40	to	1.40	9.34	to	9.34
12/31/2020	28,369	1.49	to	1.49	42,298	3.40	1.40	to	1.40	6.28	to	6.28
Dimensional VA Global Bond
12/31/2024	5,492	22.12	to	22.12	121,467	4.86	0.65	to	0.65	4.70	to	4.70
12/31/2023	5,651	21.12	to	21.12	119,368	3.99	0.65	to	0.65	4.38	to	4.38
12/31/2022	5,652	20.24	to	20.24	114,385	1.60	0.65	to	0.65	(6.94)	to	(6.94)
12/31/2021	5,653	21.75	to	21.75	122,936	0.57	0.65	to	0.65	(1.68)	to	(1.68)
12/31/2020	9,108	22.12	to	22.12	201,432	0.03	0.65	to	0.65	0.80	to	0.80
Dimensional VA International Small
12/31/2024	-	50.41	to	50.41	-	0.04	0.65	to	0.65	3.14	to	3.14
12/31/2023	117	48.87	to	48.87	5,702	3.19	0.65	to	0.65	13.38	to	13.38
12/31/2022	117	43.10	to	43.10	5,032	2.57	0.65	to	0.65	(18.17)	to	(18.17)
12/31/2021	117	52.68	to	52.68	6,153	2.61	0.65	to	0.65	13.83	to	13.83
12/31/2020	117	46.28	to	46.28	5,408	2.23	0.65	to	0.65	8.71	to	8.71

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Dimensional VA International Value
12/31/2024	1,660	$44.87	to	$44.87	$74,467	3.95%	0.65%	to	0.65%	5.93%	to	5.93%
12/31/2023	1,732	42.36	to	42.36	73,342	4.86	0.65	to	0.65	17.10	to	17.10
12/31/2022	1,732	36.17	to	36.17	62,647	3.96	0.65	to	0.65	(4.08)	to	(4.08)
12/31/2021	1,732	37.71	to	37.71	65,326	4.05	0.65	to	0.65	17.35	to	17.35
12/31/2020	1,733	32.13	to	32.13	55,680	2.53	0.65	to	0.65	(2.40)	to	(2.40)
Dimensional VA Short-Term Fixed
12/31/2024	2,083	16.39	to	16.39	34,136	4.73	0.65	to	0.65	4.80	to	4.80
12/31/2023	2,331	15.64	to	15.64	36,458	3.86	0.65	to	0.65	4.31	to	4.31
12/31/2022	2,331	14.99	to	14.99	34,960	1.31	0.65	to	0.65	(1.79)	to	(1.79)
12/31/2021	2,332	15.27	to	15.27	35,605	0.01	0.65	to	0.65	(0.83)	to	(0.83)
12/31/2020	2,332	15.40	to	15.40	35,910	0.59	0.65	to	0.65	(0.05)	to	(0.05)
Dimensional VA U.S. Large Value
12/31/2024	606	80.15	to	80.15	48,543	2.02	0.65	to	0.65	12.65	to	12.65
12/31/2023	675	71.15	to	71.15	48,014	2.32	0.65	to	0.65	10.21	to	10.21
12/31/2022	675	64.56	to	64.56	43,576	2.25	0.65	to	0.65	(5.49)	to	(5.49)
12/31/2021	675	68.31	to	68.31	46,118	1.39	0.65	to	0.65	26.22	to	26.22
12/31/2020	1,079	54.12	to	54.12	58,394	2.28	0.65	to	0.65	(2.01)	to	(2.01)
Dimensional VA U.S. Targeted Value
12/31/2024	53	130.83	to	130.83	6,975	1.03	0.65	to	0.65	7.44	to	7.44
12/31/2023	117	121.77	to	121.77	14,252	0.32	0.65	to	0.65	19.26	to	19.26
12/31/2022	3,377	102.11	to	102.11	344,830	1.33	0.65	to	0.65	(4.83)	to	(4.83)
12/31/2021	3,377	107.29	to	107.29	362,360	1.43	0.65	to	0.65	38.78	to	38.78
12/31/2020	3,460	77.31	to	77.31	267,503	4.60	0.65	to	0.65	3.31	to	3.31
Federated Hermes Fund for U.S. Government Securities II
12/31/2024	-	20.18	to	20.18	-	10.43	0.65	to	0.65	(0.07)	to	(0.07)
12/31/2023	310	20.20	to	20.20	6,256	0.47	0.65	to	0.65	3.52	to	3.52
12/31/2022	9,522	19.51	to	19.51	185,784	1.84	0.65	to	0.65	(13.11)	to	(13.11)
12/31/2021	9,523	22.45	to	22.45	213,836	2.02	0.65	to	0.65	(2.68)	to	(2.68)
12/31/2020	9,524	23.07	to	23.07	219,734	1.83	0.65	to	0.65	4.53	to	4.53
Federated Hermes Government Money II Service Shares
12/31/2024	114	14.37	to	14.37	1,634	4.79	0.65	to	0.65	4.00	to	4.00
12/31/2023	1,160	13.82	to	13.82	16,036	4.42	0.65	to	0.65	3.85	to	3.85
12/31/2022	1,352	13.31	to	13.31	17,994	1.12	0.65	to	0.65	0.51	to	0.51
12/31/2021	1,445	13.24	to	13.24	19,136	-	0.65	to	0.65	(0.64)	to	(0.64)
12/31/2020	1,458	13.33	to	13.33	19,437	0.21	0.65	to	0.65	(0.44)	to	(0.44)
Federated Hermes High Income Bond II Primary Shares
12/31/2024	2,161	38.97	to	38.97	84,206	5.76	0.65	to	0.65	5.58	to	5.58
12/31/2023	2,352	36.91	to	36.91	86,828	5.76	0.65	to	0.65	11.99	to	11.99
12/31/2022	2,353	32.96	to	32.96	77,545	5.52	0.65	to	0.65	(12.35)	to	(12.35)
12/31/2021	2,353	37.60	to	37.60	88,483	4.83	0.65	to	0.65	4.17	to	4.17
12/31/2020	2,353	36.10	to	36.10	84,953	5.83	0.65	to	0.65	4.91	to	4.91
Federated Hermes Managed Volatility II Primary Shares
12/31/2024	264	35.20	to	35.20	9,288	2.60	0.65	to	0.65	14.81	to	14.81
12/31/2023	708	30.66	to	30.66	21,700	1.88	0.65	to	0.65	7.98	to	7.98
12/31/2022	747	28.39	to	28.39	21,207	1.86	0.65	to	0.65	(14.31)	to	(14.31)
12/31/2021	748	33.13	to	33.13	24,775	1.75	0.65	to	0.65	17.75	to	17.75
12/31/2020	749	28.14	to	28.14	21,063	2.54	0.65	to	0.65	0.28	to	0.28

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Asset Manager Initial Class
12/31/2024	411	$33.55	to	$33.55	$13,788	2.48%	1.40%	to	1.40%	6.99%	to	6.99%
12/31/2023	411	31.35	to	31.35	12,890	2.39	1.40	to	1.40	11.39	to	11.39
12/31/2022	411	28.15	to	28.15	11,576	2.10	1.40	to	1.40	(16.11)	to	(16.11)
12/31/2021	411	33.55	to	33.55	13,802	1.64	1.40	to	1.40	8.40	to	8.40
12/31/2020	411	30.95	to	30.95	12,736	1.54	1.40	to	1.40	13.28	to	13.28
Fidelity® VIP Equity-Income Initial Class
12/31/2024	430	54.45	to	54.45	23,428	1.81	1.40	to	1.40	13.75	to	13.75
12/31/2023	430	47.87	to	47.87	20,601	1.97	1.40	to	1.40	9.12	to	9.12
12/31/2022	430	43.87	to	43.87	18,883	1.92	1.40	to	1.40	(6.27)	to	(6.27)
12/31/2021	431	46.80	to	46.80	20,151	1.92	1.40	to	1.40	23.17	to	23.17
12/31/2020	431	38.00	to	38.00	16,364	1.84	1.40	to	1.40	5.22	to	5.22
Fidelity® VIP Government Money Market Initial Class
12/31/2024	2,635	12.55	to	12.55	33,082	4.99	1.40	to	1.40	3.65	to	3.65
12/31/2023	2,636	12.11	to	12.11	31,926	4.79	1.40	to	1.40	3.45	to	3.45
12/31/2022	2,637	11.71	to	11.71	30,870	1.43	1.40	to	1.40	0.04	to	0.04
12/31/2021	2,638	11.70	to	11.70	30,866	0.01	1.40	to	1.40	(1.37)	to	(1.37)
12/31/2020	2,638	11.87	to	11.87	31,304	0.26	1.40	to	1.40	(1.07)	to	(1.07)
Fidelity® VIP Growth Initial Class
12/31/2024	383	108.76	to	108.76	41,632	0.00	1.40	to	1.40	28.58	to	28.58
12/31/2023	383	84.58	to	84.58	32,386	0.13	1.40	to	1.40	34.36	to	34.36
12/31/2022	383	62.95	to	62.95	24,110	0.61	1.40	to	1.40	(25.50)	to	(25.50)
12/31/2021	383	84.50	to	84.50	32,371	-	1.40	to	1.40	21.51	to	21.51
12/31/2020	383	69.54	to	69.54	26,647	0.07	1.40	to	1.40	41.91	to	41.91
NVIT Emerging Markets Class D Shares
12/31/2024	564	11.45	to	11.45	6,457	1.35	0.65	to	0.65	5.30	to	5.30
12/31/2023	564	10.87	to	10.87	6,132	1.44	0.65	to	0.65	3.13	to	3.13
12/31/2022	564	10.54	to	10.54	5,947	0.17	0.65	to	0.65	(25.48)	to	(25.48)
12/31/2021	564	14.15	to	14.15	7,981	0.95	0.65	to	0.65	(8.19)	to	(8.19)
12/31/2020	564	15.41	to	15.41	8,693	1.65	0.65	to	0.65	12.19	to	12.19
T. Rowe Price All-Cap Opportunities
12/31/2024	389	102.69	to	102.69	39,981	0.08	1.40	to	1.40	23.42	to	23.42
12/31/2023	389	83.20	to	83.20	32,402	0.26	1.40	to	1.40	27.19	to	27.19
12/31/2022	390	65.42	to	65.42	25,482	-	1.40	to	1.40	(22.59)	to	(22.59)
12/31/2021	390	84.51	to	84.51	32,929	-	1.40	to	1.40	19.13	to	19.13
12/31/2020	390	70.94	to	70.94	27,649	-	1.40	to	1.40	42.38	to	42.38
T. Rowe Price Equity Income Service Class
12/31/2024	707	57.03	to	57.03	40,328	1.84	1.40	to	1.40	10.15	to	10.15
12/31/2023	707	51.77	to	51.77	36,620	2.11	1.40	to	1.40	8.03	to	8.03
12/31/2022	708	47.92	to	47.92	33,907	1.88	1.40	to	1.40	(4.67)	to	(4.67)
12/31/2021	708	50.27	to	50.27	35,579	1.58	1.40	to	1.40	23.82	to	23.82
12/31/2020	708	40.60	to	40.60	28,743	2.36	1.40	to	1.40	(0.21)	to	(0.21)
T. Rowe Price International Stock
12/31/2024	1,391	22.57	to	22.57	31,401	0.95	1.40	to	1.40	1.82	to	1.82
12/31/2023	1,391	22.17	to	22.17	30,846	1.01	1.40	to	1.40	14.64	to	14.64
12/31/2022	1,392	19.34	to	19.34	26,915	0.79	1.40	to	1.40	(16.98)	to	(16.98)
12/31/2021	1,392	23.29	to	23.29	32,427	0.58	1.40	to	1.40	(0.08)	to	(0.08)
12/31/2020	1,392	23.31	to	23.31	32,460	0.59	1.40	to	1.40	12.87	to	12.87

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Initial Class
12/31/2024	-	$0.99	to	$0.99	$-	4.99%	1.40%	to	1.40%	3.58%	to	3.58%
12/31/2023	-	0.96	to	0.96	-	4.34	1.40	to	1.40	3.42	to	3.42
12/31/2022	2,072	0.93	to	0.93	1,922	1.40	1.40	to	1.40	0.01	to	0.01
12/31/2021	2,072	0.93	to	0.93	1,922	-	1.40	to	1.40	(1.38)	to	(1.38)
12/31/2020	2,073	0.94	to	0.94	1,949	0.29	1.40	to	1.40	(1.10)	to	(1.10)
TA BlackRock Real Estate Securities Initial Class
12/31/2024	698	49.89	to	49.89	34,844	2.18	0.65	to	0.65	0.60	to	0.60
12/31/2023	699	49.59	to	49.59	34,641	6.02	0.65	to	0.65	12.60	to	12.60
12/31/2022	699	44.04	to	44.04	30,770	3.47	0.65	to	0.65	(28.65)	to	(28.65)
12/31/2021	699	61.73	to	61.73	43,133	2.51	0.65	to	0.65	25.41	to	25.41
12/31/2020	699	49.23	to	49.23	34,398	12.53	0.65	to	0.65	(0.96)	to	(0.96)
TA JPMorgan Enhanced Index Initial Class
12/31/2024	2,166	76.71	to	76.71	166,113	0.67	0.65	to	0.65	23.43	to	23.43
12/31/2023	2,166	62.15	to	62.15	134,599	0.80	0.65	to	0.65	26.84	to	26.84
12/31/2022	2,694	49.00	to	49.00	131,998	0.68	0.65	to	0.65	(18.88)	to	(18.88)
12/31/2021	2,694	60.40	to	60.40	162,736	0.79	0.65	to	0.65	29.28	to	29.28
12/31/2020	2,695	46.72	to	46.72	125,899	1.70	0.65	to	0.65	19.39	to	19.39
TA Multi-Managed Balanced Initial Class
12/31/2024	53,942	3.57	to	3.57	192,400	2.00	0.65	to	0.65	14.19	to	14.19
12/31/2023	52,906	3.12	to	3.12	165,251	1.59	0.65	to	0.65	17.96	to	17.96
12/31/2022	53,370	2.65	to	2.65	141,313	1.15	0.65	to	0.65	(16.82)	to	(16.82)
12/31/2021	58,294	3.18	to	3.18	185,561	1.15	0.65	to	0.65	16.28	to	16.28
12/31/2020	58,958	2.74	to	2.74	161,397	1.58	0.65	to	0.65	15.15	to	15.15
TA Small/Mid Cap Value Initial Class
12/31/2024	311	128.79	to	128.79	40,069	1.16	0.65	to	0.65	8.15	to	8.15
12/31/2023	287	119.08	to	119.08	34,145	1.08	0.65	to	0.65	11.67	to	11.67
12/31/2022	344	106.63	to	106.63	36,702	0.47	0.65	to	0.65	(8.90)	to	(8.90)
12/31/2021	553	117.05	to	117.05	64,682	0.65	0.65	to	0.65	27.30	to	27.30
12/31/2020	581	91.95	to	91.95	53,410	1.20	0.65	to	0.65	3.37	to	3.37
TA TSW International Equity Initial Class
12/31/2024	1,207	24.17	to	24.17	29,189	2.89	0.65	to	0.65	2.71	to	2.71
12/31/2023	1,306	23.54	to	23.54	30,735	1.09	0.65	to	0.65	14.73	to	14.73
12/31/2022	1,306	20.51	to	20.51	26,793	3.41	0.65	to	0.65	(14.95)	to	(14.95)
12/31/2021	1,306	24.12	to	24.12	31,508	1.82	0.65	to	0.65	12.68	to	12.68
12/31/2020	1,306	21.41	to	21.41	27,967	3.18	0.65	to	0.65	5.85	to	5.85
TA WMC US Growth Initial Class
12/31/2024	551	58.28	to	58.28	32,095	0.01	0.65	to	0.65	28.16	to	28.16
12/31/2023	332	45.48	to	45.48	15,076	0.04	0.65	to	0.65	41.17	to	41.17
12/31/2022	353	32.21	to	32.21	11,375	-	0.65	to	0.65	(31.79)	to	(31.79)
12/31/2021	595	47.23	to	47.23	28,119	0.08	0.65	to	0.65	19.89	to	19.89
12/31/2020	629	39.39	to	39.39	24,761	0.11	0.65	to	0.65	36.41	to	36.41
Wanger Acorn
12/31/2024	630	104.61	to	104.61	65,881	-	0.65	to	0.65	13.44	to	13.44
12/31/2023	492	92.21	to	92.21	45,373	-	0.65	to	0.65	20.95	to	20.95
12/31/2022	504	76.24	to	76.24	38,400	-	0.65	to	0.65	(33.89)	to	(33.89)
12/31/2021	641	115.33	to	115.33	73,934	0.76	0.65	to	0.65	8.20	to	8.20
12/31/2020	660	106.59	to	106.59	70,347	-	0.65	to	0.65	23.43	to	23.43
Wanger International
12/31/2024	2,329	65.13	to	65.13	151,727	1.39	0.65	to	0.65	(8.84)	to	(8.84)
12/31/2023	2,405	71.45	to	71.45	171,822	0.32	0.65	to	0.65	16.20	to	16.20
12/31/2022	2,441	61.49	to	61.49	150,095	0.91	0.65	to	0.65	(34.27)	to	(34.27)
12/31/2021	2,442	93.55	to	93.55	228,417	0.55	0.65	to	0.65	18.04	to	18.04
12/31/2020	2,442	79.25	to	79.25	193,542	2.00	0.65	to	0.65	13.63	to	13.63

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.50% to 1.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.